Prepayment and Deposits	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Prepayment And Deposits
Prepayment and Deposits

5. PREPAYMENT AND DEPOSITS

Prepayments and deposits consisted of the following at October 31, 2020 and July 31, 2020:

	As of October 31, 2020 (unaudited)	As of July 31, 2020 (audited)
Subscription receivable	$232,040	$232,040
Deposits	3,277	3,277
Prepayment	3,068	7,619
Total prepayments and deposits	$238,385	$242,936

Subscription receivable is an investment in a company’s share of 18,000 ordinary shares.

5. PREPAYMENT AND DEPOSITS

Prepayments and deposits consisted of the following at July 31, 2020 and July 31, 2019.

	As of July 31, 2020 (audited)	As of July 31, 2019 (audited)
Prepayment and deposits	$242,936	$3,277
Total prepayments and deposits	$242,936	$3,277